June 13, 2011

Mr John Reynolds

Assistant Director

U. S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.Washington, D. C.  20549

Re:

Solido Ventures Inc.

First Amended Registration Statement on Form 10-12G

Filed May 16, 2011

File No. 000-54403

Dear Mr. Reynolds:

This letter is in response to your comment letter dated June 10, 2011 to Michael Burns, President and CEO of Solido Ventures Inc. (the “Company”) regarding the Company’s Form 10-12G filed May 16, 2011.  The Registration Statement on Amendment No. 1 to Form 10-12G (the “Registration Statement”) has been filed electronically on EDGAR, on the date of this letter, along with this letter.  These revisions incorporate the changes made in response to your comments which are itemized below.

General

1.

We have reconciled the inconsistencies throughout the Registration Statement to ensure the appropriate shares are allocated correctly.  We misstated the date that Mr. Burns purchased his shares and was elected director of the Company. That date was May 10, 2011 and not May 13, 2011, as we erroneously stated in our original filing.

Item 2. Financial Information, page 16

Management’s Discussion and Analysis or plan of operations, page 16

2.

Heading has been revised to include the correct language pursuant to Item 303 of Regulation S-K.

Item 5. Directors and Executive Officers, page 19

3.

Additional information about Mr. Burns has been added to comply with Item 401 of Regulation S-K.

Financial Statements, Page F-1

4.

We have revised the numbering on the pages containing notes in the Financial Statement section.

5.

The financial statements provided in the Registration Statement, dated March 31, 2011, fall within Rule 8-08 of Regulation of 135 days.  Accordingly, the Company has not provided interim financial statements.

Note 1 – Organization and Business Operations, page F-7

6.

The fiscal year end of December 31st has been added for clarification to Note 1-Organization and Business Operations.

7.

All contingencies have been disclosed on the balance sheet notes.

Exhibits

8.

Exhibits have been filed in the appropriate format.

Exhibit 23

9.

We have revised the Form 10 to identify the accountants as experts.

We trust that the Company’s responses and revisions address the comments raised in your letter to the Company dated June 10, 2011.  However, the Company will provide further information and make further revisions at your direction.

Very truly yours,

/s/ Sheila L. Seck

Sheila L. Seck, JD | MBA

sseck@seckassociates.com

Direct 913.515.9296

SLS;sls

cc:

Michael Burns via e-mail

Solido Ventures Inc.

Solido Ventures Inc.

June 13, 2011